SEGMENTED INFORMATION - Schedule of Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Cash and cash equivalents	$ 1,971	$ 2,124	$ 2,093	$ 1,907	$ 1,955	$ 3,135
Property, plant and equipment, at fair value	69,616		70,456
Total assets	96,745		98,701
Total liabilities	60,897		63,727
Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	871		963
Property, plant and equipment, at fair value	33,438		33,594
Total assets	42,664		42,616
Total liabilities	32,033		31,790
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Cash and cash equivalents	(116)		(141)
Property, plant and equipment, at fair value	(2,487)		(2,503)
Total assets	(2,115)		(2,056)
Total liabilities	(2,115)		(2,056)
Attributable to non- controlling interests and other(4)
Disclosure of operating segments [line items]
Cash and cash equivalents	1,216		1,271
Property, plant and equipment, at fair value	38,665		39,365
Total assets	56,196		58,141
Total liabilities	30,979		33,993
Hydroelectric
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	34,869		36,123
Hydroelectric | North America | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	123		200
Property, plant and equipment, at fair value	14,424		15,227
Total assets	15,776		16,492
Total liabilities	10,110		10,035
Hydroelectric | Brazil | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	71		46
Property, plant and equipment, at fair value	1,472		1,428
Total assets	1,748		1,687
Total liabilities	513		520
Hydroelectric | Colombia | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	88		19
Property, plant and equipment, at fair value	5,939		5,765
Total assets	6,934		6,305
Total liabilities	4,465		4,075
Wind
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	16,330		16,973
Wind | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	258		268
Property, plant and equipment, at fair value	5,487		5,464
Total assets	7,437		7,545
Total liabilities	5,169		5,811
Utility-scale solar
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	15,055		14,332
Utility-scale solar | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	191		169
Property, plant and equipment, at fair value	3,919		3,684
Total assets	5,505		6,041
Total liabilities	4,123		4,264
Distributed energy & storage | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	83		136
Property, plant and equipment, at fair value	1,898		1,700
Total assets	2,578		2,576
Total liabilities	1,322		1,833
Sustainable solutions | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	49		40
Property, plant and equipment, at fair value	299		326
Total assets	2,504		1,801
Total liabilities	285		311
Corporate | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	8		85
Property, plant and equipment, at fair value	0		0
Total assets	182		169
Total liabilities	$ 6,046		$ 4,941